Cash, cash equivalents and short-term deposits include the following: (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Cash on hand	€ 8	€ 3
Cash at bank	336,169	346,639
Restricted cash	48	44	€ 42
Cash and cash equivalents	€ 336,225	€ 346,686	€ 329,766